Leases - Summary of Lease Cost (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lease Cost [Line Items]
Right-of-use assets	$ 88,017	$ 71,794
Lease liabilities (current)	20,792	18,040
Lease liabilities (non-current)	118,936	74,468
Interest paid on finance leases	4,742	2,268
Operating Lease [Member]
Lease Cost [Line Items]
Right-of-use assets	62,329	47,765
Lease liabilities (current)	16,348	14,013
Lease liabilities (non-current)	$ 92,919	$ 47,528
Weighted average remaining lease term	4 years 8 months 12 days	13 years 3 months 18 days
Weighted average remaining discount rate	13.5	14.8
Finance Leases [Member]
Lease Cost [Line Items]
Right-of-use assets	$ 25,688	$ 24,029
Lease liabilities (current)	4,444	4,027
Lease liabilities (non-current)	$ 26,017	$ 26,940
Weighted average remaining lease term	11 years 2 months 12 days	12 years 1 month 6 days
Weighted average remaining discount rate	13.8	14.0